Contingent consideration liabilities - Summary of Possible Changes in key Inputs to Valuation of Contingent Consideration Liabilities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Shionogi ViiV healthcare joint venture [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [Line Items]
Increase in sales forecasts	10.00%
Decrease in sales forecasts	10.00%
increase in discount rate	1.00%
Decrease in discount rate	1.00%
Novartis vaccines [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [Line Items]
Increase in sales forecasts	10.00%
Decrease in sales forecasts	10.00%
increase in discount rate	1.00%
Decrease in discount rate	1.00%
Increase in probability of milestone success	5.00%
Decrease in probability of milestone success	5.00%